Schedule of Summarized Real Estate Secured Debt (Detail) - USD ($)			9 Months Ended		12 Months Ended
		Jan. 24, 2019	Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 717,069,469		$ 719,769,887
Premium on secured debt, net			494,168		592,505
Debt issuance costs, net			(4,774,227)		(7,629,390)		$ (36,907)
Total			$ 712,789,410		$ 712,733,002		406,084,103
Debt Instrument Fixed Rate		5.00%	4.65%		4.65%
Debt Instrument, Interest Rate			2.45%		3.95%
Debt Instrument Maturity Date			Jan. 24, 2022
Amended KeyBank Credit Facility
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[1]				$ 0		98,782,500
Debt Instrument, Interest Rate					5.00%
$11M KeyBank Subordinate Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[2]				$ 0		11,000,000
Debt Instrument, Interest Rate					6.25%
KeyBank CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount		$ 104,000,000
Debt Instrument Fixed Rate		5.00%
Debt Instrument Maturity Date		Feb. 01, 2029	Feb. 01, 2029
Canadian CitiBank Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 83,274,660	[3]	$ 85,500,660	[4]	72,846,480	[4]
Debt Instrument, Interest Rate			2.73%		4.24%
Debt Instrument Maturity Date			Oct. 09, 2021		Oct. 09, 2020	[4]
CMBS SASB Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 235,000,000	[5]	$ 235,000,000	[6]	0	[6]
Debt Instrument, Interest Rate			3.15%		4.76%
Debt Instrument Maturity Date			Feb. 09, 2022	[5]	Feb. 09, 2022	[6]
Secured Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[8]		$ 85,512,000	[7]	$ 85,512,000	[9]	0	[9]
Debt Instrument, Interest Rate			3.00%	[7],[8]	4.26%
Debt Instrument Maturity Date	[8]		Jan. 24, 2022	[7]	Jan. 24, 2022	[9]
Stoney Creek Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 5,446,364	[10]	$ 5,591,950	[11]	0	[11]
Debt Instrument, Interest Rate			4.65%	[10]	5.90%
Debt Instrument Maturity Date			Oct. 01, 2021	[10]	Oct. 01, 2021	[11]
Torbarrie Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 6,125,060	[12]	$ 5,936,996	[13]	0	[13]
Debt Instrument, Interest Rate			4.65%	[12]	5.90%
Debt Instrument Maturity Date			Sep. 01, 2021	[12]	Sep. 01, 2021	[13]
Ladera Office Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 4,119,943		$ 4,179,994		0
Debt Instrument, Interest Rate			4.29%		4.29%
Debt Instrument Maturity Date			Nov. 01, 2026		Nov. 01, 2026
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Premium on secured debt, net			$ 494,168		$ 592,505		1,228,996
Debt issuance costs, net			(4,774,227)		(7,629,390)		(3,385,395)
Total			712,789,410		$ 712,733,002
Debt Instrument Maturity Date					Jan. 24, 2022
Fixed Rate Secured Debt | Raleigh Myrtle Beach Promissory Note
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[14]				$ 0		11,878,396
Debt Instrument Fixed Rate					5.73%
Fixed Rate Secured Debt | Oakland and Concord Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[15]				$ 0		19,483,127
Debt Instrument Fixed Rate					3.95%
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[16]		$ 95,000,000		$ 95,000,000		95,000,000
Debt Instrument Fixed Rate			3.89%		3.89%
Debt Instrument Maturity Date			Aug. 01, 2026		Aug. 01, 2026	[16]
Fixed Rate Secured Debt | KeyBank Florida CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[17]		$ 52,000,000		$ 52,000,000		52,000,000
Debt Instrument Fixed Rate			4.65%		4.65%
Debt Instrument Maturity Date			May 01, 2027		May 01, 2027	[17]
Fixed Rate Secured Debt | Midland North Carolina CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[18]		$ 46,591,442		$ 47,048,287		47,249,999
Debt Instrument Fixed Rate			5.31%		5.31%
Debt Instrument Maturity Date			Aug. 01, 2024		Aug. 01, 2024	[18]
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount			$ 104,000,000	[19]	$ 104,000,000	[20]	$ 0	[20]
Debt Instrument Fixed Rate			5.00%	[19]	5.00%
Debt Instrument Maturity Date			Feb. 01, 2029	[19]	Feb. 01, 2029	[20]

[1]	As of December 31, 2018, this facility encumbered 21 properties (Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Vallejo, Port St. Lucie I, Sacramento, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Baltimore, Aurora II, Plantation, Wellington, Naples, Port St. Lucie II, and Doral). This loan was repaid in conjunction with the SSGT Merger financing.
[2]	This variable rate loan encumbered 49% of the equity interest in the entities that own the 34 properties (the 29 properties encumbered by the KeyBank CMBS Loan and the five properties encumbered by the KeyBank Florida CMBS Loan), and was subordinate to the existing KeyBank CMBS Loan and KeyBank Florida CMBS Loan. This loan was repaid in conjunction with the SSGT Merger financing.
[3]	This variable rate loan encumbers 10 of our Canadian properties and the amounts shown above are in USD based on the foreign exchange rate in effect of the dates presented. We purchased interest rate caps that cap CDOR at 3.0% until October 15, 2021. The separate assets of these encumbered properties are not available to pay our other debts.
[4]	This variable rate loan encumbers 10 of our Canadian properties and the amount shown above is in USD based on the foreign exchange rates in effect as of the dates presented. We have purchased interest rate caps that cap CDOR at 3.0% until October 15, 2021. The separate assets of these encumbered properties are not available to pay our other debts.
[5]	This variable rate loan encumbers 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). The separate assets of these encumbered properties are not available to pay our other debts.
[6]	This variable rate loan encumbers our 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). In June 2019, we purchased an interest rate swap whereby LIBOR is fixed at 1.79% though February 15, 2022. The separate assets of these encumbered properties are not available to pay our other debts.
[7]	On January 29, 2019, we entered into a $161.2 million notional interest rate swap whereby LIBOR was fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the pay off of the Senior Term Loan, we terminated approximately $75.7 million of this interest rate swap which required a settlement payment of approximately $0.6 million. The remaining $85.5 million of the interest rate swap effectively fixed the interest rate on the Secured Loan at 5.1% until August 1, 2020. To continue hedging our interest rate risk related to this loan, we purchased an interest rate cap on August 3, 2020 with a notional amount of $80 million that effectively caps LIBOR at 0.5% through August 2, 2021.
[8]	This variable rate loan encumbers 16 properties (Colorado Springs, Aurora, Phoenix, 3173 Sweeten Creek Rd - Asheville, Elk Grove, Garden Grove, Deaverview Rd - Asheville, Highland Center Blvd - Asheville, Sarasota, Mount Pleasant, Pembroke Pines, Riverview, Eastlake, McKinney, Hualapai Way - Las Vegas, Gilbert). The separate assets of these encumbered properties are not available to pay our other debts.
[9]	On January 29, 2019, we entered into a $161.2 million notional interest rate swap whereby LIBOR was fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the pay off of the Senior Term Loan, we terminated approximately $75.7 million of this interest rate swap which required a settlement payment of approximately $0.6 million.
[10]	This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of September 30, 2020, and in no event shall the total interest rate fall below 4.65% per annum. The Stoney Creek loan was assumed in the SSGT Mergers and had a balance of approximately $5 million USD as of the SSGT Mergers date. The Stoney Creek loan is secured by a first lien deed of trust on the Stoney Creek property and all improvements thereto, is cross-collateralized with the Torbarrie property, and is guaranteed by the Company. The amounts shown above are in USD based on the foreign exchange rate in effect as of September 30, 2020.
[11]	This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 3.95% as of December 31, 2019, and in no event shall the total interest rate fall below 4.65% per annum. The Stoney Creek loan was assumed in the SSGT Mergers and had a balance of approximately $5 million USD as of the SSGT Mergers date. The Stoney Creek loan is secured by a first lien deed of trust on the Stoney Creek property and all improvements thereto, is cross-collateralized with the Torbarrie property, and is guaranteed by the Company. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2019.
[12]	This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of September 30, 2020, and in no event shall the total interest rate fall below 4.65% per annum. The Torbarrie loan was assumed in the SSGT Mergers and had no outstanding balance as of the date of the SSGT Mergers. The Torbarrie loan is a construction loan and is secured by a first lien deed of trust on the Torbarrie property and all improvements thereto, is cross-collateralized with the Stoney Creek property, and is guaranteed by the Company. The amounts shown above are in USD based on the foreign exchange rate in effect as of September 30, 2020.
[13]	This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 3.95% as of December 31, 2019, and in no event shall the total interest rate fall below 4.65% per annum. The Torbarrie loan was assumed in the SSGT Mergers and had no outstanding balance as of the date of the SSGT Mergers. The Torbarrie loan is a construction loan, which allows for borrowings up to approximately $10.3 million CAD and is secured by a first lien deed of trust on the Torbarrie property and all improvements thereto, is cross-collateralized with the Stoney Creek property, and is guaranteed by the Company. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2019.
[14]	Fixed rate debt with principal and interest payments due monthly. This promissory note was encumbered by five properties, Morrisville, Cary, Raleigh, Myrtle Beach I, and Myrtle Beach II. This loan was repaid in conjunction with the SSGT Merger financing.
[15]	This loan was assumed during the acquisition of the Oakland and Concord properties, along with an interest rate swap with USAmeriBank that fixed the interest rate at 3.95%. This loan was repaid in conjunction with the SSGT Merger financing.
[16]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[17]	This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[18]	This fixed rate loan encumbers 11 self storage properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly.
[19]	This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.
[20]	This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island).